Eaton Vance
National Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.7%
Security	Principal Amount (000's omitted)	Value
Education — 0.4%
Cornell University, 4.169%, 6/15/30	$13,555	$ 13,432,670
		$ 13,432,670
Hospital — 0.3%
Ascension Health:
4.078%, 11/15/28	$6,715	$ 6,658,019
4.923%, 11/15/35	6,375	6,299,843
		$ 12,957,862
Total Corporate Bonds (identified cost $26,645,000)		$ 26,390,532

Tax-Exempt Municipal Obligations — 99.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.2%
Delaware Valley Regional Finance Authority, PA, (LOC: TD Bank, N.A.), 3.25%, 9/1/59(1)	$20,000	$ 20,000,000
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 5.00%, 9/15/47	9,330	9,923,417
Green Bonds, 5.25%, 9/15/52	4,950	5,281,051
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 2.90%, 12/1/54(1)	40,000	40,000,000
Oklahoma Water Resources Board, (State Loan Program), 4.00%, 10/1/54	1,320	1,226,585
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	7,665	8,377,134
Texas Water Development Board, 4.00%, 10/15/49	6,785	6,429,260
		$ 91,237,447
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(2)	$14,652	$ 6,447,019
		$ 6,447,019
Education — 3.1%
Arizona Industrial Development Authority, (Equitable School Revolving Fund LLC), 5.00%, 11/1/46	$2,075	$ 2,172,385
Colorado State University, 5.25%, 3/1/50	1,165	1,245,877
Security	Principal Amount (000's omitted)	Value
Education (continued)
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	$45	$ 38,803
Kentucky Bond Development Corp., (University of Kentucky Central Utility Plant):
5.25%, 10/31/51	3,000	3,175,594
5.50%, 10/31/56	5,675	6,102,973
Louisiana Public Facilities Authority, (Acadiana Renaissance Charter Academy), 6.15%, 6/15/55(3)	7,000	7,224,899
Miami University, OH, 5.25%, 9/1/51	8,520	9,136,176
Miami-Dade County Industrial Development Authority, FL, (Mater Academy), 5.25%, 6/15/56	1,725	1,748,520
New York Dormitory Authority, (New York University), 5.00%, 7/1/49	7,815	8,004,897
Ohio State University, 5.25%, 12/1/46	14,315	15,462,054
Oregon State University:
4.00%, 4/1/44	2,935	2,912,353
5.00%, 4/1/45	6,360	6,875,543
Private Colleges and Universities Authority, GA, (Emory University), 5.25%, 9/1/43	200	226,313
Texas Tech University System, 4.00%, 2/15/44	2,900	2,889,521
University of California, 5.25%, 5/15/40	1,395	1,687,931
University of Cincinnati, OH:
5.25%, 6/1/46	2,500	2,706,488
5.25%, 6/1/47	3,500	3,762,103
University of Kentucky:
4.00%, 4/1/45	4,505	4,418,731
4.25%, 4/1/49	1,550	1,522,228
4.25%, 4/1/50	1,740	1,702,431
University of Massachusetts Building Authority, 5.00%, 11/1/50	6,000	6,341,030
University of Oregon:
5.00%, 4/1/45	2,750	3,034,471
5.00%, 4/1/46	3,505	3,832,521
5.00%, 4/1/48	7,060	7,189,871
5.00%, 4/1/50	9,090	9,390,414
Washington Housing Finance Commission, (Evergreen School), 4.50%, 7/1/55	14,320	13,666,010
		$ 126,470,137
Electric Utilities — 6.0%
Colorado Springs, CO, Utilities System Revenue, 5.25%, 11/15/55	$15,000	$ 16,241,676
Energy Northwest, WA:
5.00%, 7/1/40	3,000	3,368,561
5.00%, 7/1/41	2,800	3,122,046
5.00%, 7/1/42	2,720	3,018,277

Eaton Vance
National Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Eugene, OR, Electric Utility System Revenue:
5.00%, 8/1/51	$5,500	$ 5,839,437
5.00%, 8/1/55	1,000	1,051,475
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	8,835	8,946,059
5.00%, 3/1/46	4,590	4,872,262
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 2.90%, 10/1/42(1)	36,000	36,000,000
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/49	5,000	5,270,595
Memphis, TN, Electric System Revenue, 5.00%, 12/1/55	14,500	15,172,179
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/49	9,285	8,893,258
Nebraska Public Power District:
5.00%, 1/1/47	2,880	3,100,688
5.25%, 1/1/55	5,400	5,750,134
New Braunfels, TX, Utility System Revenue:
4.50%, 7/1/56	4,785	4,754,938
5.25%, 7/1/59	2,000	2,142,799
Omaha Public Power District, NE:
4.00%, 2/1/49	2,990	2,864,893
5.00%, 2/1/47	10,000	10,474,446
5.00%, 2/1/56	10,000	10,508,659
5.25%, 2/1/48	10,000	10,679,948
Orlando Utilities Commission, FL, 5.00%, 10/1/48	3,000	3,164,123
Richmond, VA, Public Utility Revenue:
4.25%, 1/15/56	4,230	4,125,926
5.00%, 1/15/51	3,250	3,454,941
5.00%, 1/15/54	3,975	4,209,484
Salt River Project Agricultural Improvement and Power District, AZ:
5.00%, 1/1/47	8,675	9,194,453
5.25%, 1/1/55	9,000	9,673,369
San Antonio, TX, Electric and Gas Systems Revenue, 5.25%, 2/1/49	15,725	16,774,914
Snohomish County Public Utility District No. 1, WA, Electric System Revenue:
5.00%, 12/1/40	8,205	9,223,207
5.25%, 12/1/46	1,705	1,879,081
5.25%, 12/1/47	4,870	5,323,093
South Carolina Public Service Authority:
4.00%, 12/1/52	7,595	6,882,885
5.25%, 12/1/49	3,500	3,717,275
5.50%, 12/1/54	6,190	6,618,844
		$ 246,313,925
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 1.1%
New Jersey Economic Development Authority, (School Facilities Construction):
Prerefunded to 12/15/28, 5.00%, 6/15/34	$8,460	$ 8,969,232
Prerefunded to 12/15/28, 5.00%, 6/15/35	13,300	14,100,565
New Jersey Transportation Trust Fund Authority, (Transportation Program), Prerefunded to 12/15/28, 5.00%, 6/15/50	20,500	21,754,110
		$ 44,823,907
General Obligations — 24.6%
Aldine Independent School District, TX, (PSF Guaranteed), 4.50%, 2/15/56	$1,335	$ 1,336,568
Antelope Valley Union High School District, CA, (Election of 2024), 5.00%, 8/1/50	13,610	14,560,007
Arapahoe County School District No. 5 Cherry Creek, CO, 5.25%, 12/15/47	4,000	4,444,974
Austin Independent School District, TX, (PSF Guaranteed), 5.25%, 8/1/50	5,000	5,419,414
Bardstown, KY, 4.00%, 12/1/53	2,655	2,439,190
Beaverton School District No. 48J, OR, 5.00%, 6/15/52	1,980	2,061,992
Belmont-Redwood Shores School District, CA, (Election of 2024), 5.00%, 8/1/50	5,200	5,620,393
Bend, OR, 5.00%, 6/1/50	185	196,579
Berkeley Unified School District, CA, (Election of 2020):
5.00%, 8/1/42	4,195	4,763,033
5.00%, 8/1/43	4,785	5,396,809
Bethel Park School District, PA, 5.25%, 8/1/42	5,055	5,585,526
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/44	14,800	13,860,206
Bishop Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	2,710	2,848,081
Bullard Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	4,300	4,477,708
California, 5.00%, 11/1/42	25,000	27,417,642
Carlisle Area School District, PA, 5.00%, 9/1/56	5,000	5,171,777
Cedar Rapids, IA, 4.50%, 6/1/56	4,075	4,018,918
Chabot-Las Positas Community College District, CA, (Election of 2016), 5.00%, 8/1/47	2,500	2,740,213
Chandler, AZ, 4.00%, 7/1/43	4,910	4,984,847
Chicago Board of Education, IL, 5.00%, 12/1/44	20,515	19,876,524
Chicago, IL:
5.25%, 1/1/38	6,750	6,969,368
5.50%, 1/1/39	5,000	5,229,670
5.50%, 1/1/49	2,975	2,991,585
6.00%, 1/1/43	2,010	2,203,898
6.00%, 1/1/50	6,450	6,799,209

Eaton Vance
National Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Collin County Community College District, TX:
4.00%, 8/15/44	$9,605	$ 9,519,400
4.125%, 8/15/45	3,655	3,656,461
Coppell Independent School District, TX, (PSF Guaranteed), 4.50%, 8/15/56	3,000	2,992,526
Cuyahoga County, OH:
5.25%, 12/1/56	23,160	24,737,136
5.50%, 12/1/61	11,000	12,005,162
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/43	5,000	5,395,904
5.00%, 2/15/44	4,850	5,208,707
Delaware County, PA, 5.00%, 8/1/44	1,450	1,589,974
Denton County, TX, 4.00%, 7/15/49	7,620	7,257,683
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/48	13,150	13,821,718
Desert Sands Unified School District, CA, (Election of 2024), 4.00%, 8/1/50	9,195	9,037,594
District of Columbia, 5.25%, 1/1/48	9,710	10,424,733
Eagle Mountain and Saginaw Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/42	2,000	2,211,916
5.00%, 8/15/43	1,250	1,374,287
Ector County Independent School District, TX, (PSF Guaranteed):
5.25%, 8/15/41	2,190	2,442,841
5.25%, 8/15/42	3,125	3,473,002
5.25%, 8/15/43	2,830	3,135,664
5.25%, 8/15/44	3,025	3,324,280
Fayetteville School District No. 1, AR, 4.00%, 2/1/46	9,315	9,238,398
Fayetteville, NC, 4.00%, 2/1/45	1,390	1,399,403
Forney Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/50(4)	10,000	10,528,900
Fort Bend Independent School District, TX, (PSF Guaranteed), 4.50%, 8/15/56	7,920	7,929,261
Freehold Township Board of Education, NJ, 4.00%, 8/15/42	5,045	5,138,840
Fullerton Joint Union High School District, CA, (Election of 2024), 4.00%, 8/1/51	10,605	10,405,312
Fulshear, TX, 4.00%, 4/15/51	4,285	4,009,998
Grand Blanc Community Schools, MI, 4.375%, 5/1/49	8,005	7,888,973
Grand Rapids, MI, 5.00%, 4/1/50	12,695	13,322,784
Gregory-Portland Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/44	2,245	2,435,882
5.00%, 2/15/45	1,930	2,081,855
5.25%, 2/15/46	2,400	2,612,083
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hacienda La Puente Unified School District, CA, (Election of 2016), 5.00%, 8/1/47	$8,265	$ 8,707,079
Hampton County School District, SC, 4.00%, 3/1/45	625	628,877
Hardin County School District, KY:
4.00%, 3/1/45	1,535	1,488,029
4.125%, 3/1/46	940	917,556
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/45	6,400	7,031,814
Highline School District No. 401, WA, 5.00%, 12/1/43	8,315	9,192,601
Hillsboro, OR:
4.00%, 6/1/45	2,460	2,468,822
4.00%, 6/1/46	3,440	3,420,014
Houston, TX, 4.125%, 3/1/51	8,220	7,665,714
Howell Public Schools, MI:
5.00%, 5/1/42	4,950	5,445,563
5.00%, 5/1/44	6,800	7,386,992
Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	10,250	10,731,147
Illinois:
4.25%, 5/1/46	8,140	7,761,911
5.00%, 2/1/29	15,000	15,206,239
5.50%, 5/1/39	870	924,335
5.50%, 3/1/42	11,700	12,625,262
5.75%, 5/1/45	870	919,726
Jackson County Reorganized School District No. 7, MO, 5.50%, 3/1/44	8,000	9,170,709
Jefferson City School District, MO, 5.50%, 3/1/43	6,480	7,096,970
Kane and DeKalb Counties Community Unit School District No. 302 Kaneland, IL:
4.25%, 2/1/47(5)	4,075	3,942,373
4.50%, 2/1/49(5)	7,375	7,291,363
Kenton County School District, KY, 4.00%, 6/1/45	13,300	12,846,312
Los Angeles Unified School District, CA, 5.00%, 7/1/47	14,000	15,269,432
Loudon County, TN, 4.125%, 6/1/47(5)	1,675	1,664,205
Loudoun County, VA, 4.00%, 12/1/45	8,750	8,770,812
Manteca Unified School District, CA, (Election of 2020), 5.25%, 8/1/50	9,000	9,869,233
Massachusetts:
3.00%, 4/1/49	4,855	3,798,077
5.00%, 11/1/43	10,105	11,095,275
5.00%, 5/1/48	10,000	10,544,714
5.00%, 5/1/49	7,000	7,403,489
5.25%, 6/1/56	5,000	5,390,527
Maui County, HI, 5.00%, 9/1/42	4,060	4,505,300
Mesquite Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/46	9,950	10,750,295

Eaton Vance
National Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Metropolitan Government of Nashville and Davidson County, TN, 4.00%, 1/1/44	$3,565	$ 3,594,201
Mida Cormont Public Infrastructure District, UT, 6.25%, 6/1/55(3)	2,700	2,866,961
Mobile, AL, 5.00%, 2/15/41	12,885	14,262,570
Montgomery County, MD:
2.00%, 8/1/39	3,990	3,123,848
(SPA: U.S. Bank, N.A.), 2.75%, 11/1/37(1)	60,000	60,000,000
Multnomah County School District No. 1J Portland, OR:
3.00%, 6/15/37	2,000	1,850,996
5.00%, 6/15/46	10,915	11,849,553
Nassau County, NY, 5.00%, 4/1/49(4)	10,000	10,640,500
Nettleton School District, AR, 4.25%, 6/1/46	1,310	1,290,332
New Orleans, LA:
5.50%, 12/1/51	1,300	1,379,266
5.75%, 12/1/55	6,410	6,910,490
New York, NY:
5.00%, 9/1/48	4,650	4,882,475
5.25%, 5/1/42	3,160	3,420,758
5.25%, 4/1/47	10,000	10,727,979
5.25%, 10/1/47	5,000	5,282,467
5.25%, 2/1/50	14,405	15,365,942
North East Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/36	4,000	4,522,452
North Little Rock School District No. 1, AR, 4.25%, 2/1/48	1,740	1,688,623
North Royalton City School District, OH, 5.00%, 12/1/43	90	99,041
Northshore School District No. 417, WA, 5.00%, 12/1/44	1,440	1,573,484
Oregon, 5.25%, 6/1/44	1,350	1,519,004
Oregon City School District No. 62, OR, 5.00%, 6/15/49	2,100	2,130,841
Pasadena, CA, (Central Library), 5.00%, 9/1/51	11,565	12,508,289
Pine Bluff School District No. 3, AR, 4.125%, 2/1/49	975	915,432
Public Building Authority of Blount County, TN, (SPA: Bank of America, N.A.), 3.25%, 6/1/34(1)	15,000	15,000,000
Puerto Rico:
5.625%, 7/1/29	10,762	11,394,563
5.75%, 7/1/31	12,303	13,432,265
Red Oak Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/55	5,530	5,101,919
Richmond, VA:
4.00%, 1/15/48	1,765	1,759,444
4.00%, 1/15/49	1,975	1,954,708
4.00%, 1/15/55	2,685	2,569,310
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Richmond, VA: (continued)
4.00%, 1/15/56	$1,965	$ 1,876,542
Rio Hondo Community College District, CA, (Election of 2024), 5.00%, 8/1/50	10,350	11,113,110
Royse City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	12,000	12,542,830
San Antonio Independent School District, TX, (PSF Guaranteed):
4.50%, 8/15/56	4,970	4,975,328
5.00%, 8/15/51	3,000	3,170,637
San Diego Unified School District, CA, (Election of 2022):
5.00%, 7/1/47	9,625	10,505,157
5.00%, 7/1/50	19,870	21,449,117
Sustainability Bonds, 4.00%, 7/1/53	8,375	8,092,977
Santa Clarita Community College District, CA, (Election of 2016), 5.25%, 8/1/48	9,000	9,816,016
Sarpy County School District No. 46, NE:
5.00%, 12/15/43	1,485	1,557,401
5.00%, 12/15/44	1,350	1,407,170
Spring Branch Independent School District, TX, (PSF Guaranteed):
5.00%, 2/1/44	1,625	1,772,327
5.00%, 2/1/45	1,500	1,624,411
5.00%, 2/1/46	2,000	2,146,612
Spring Independent School District, TX, (PSF Guaranteed):
5.25%, 8/15/42	3,185	3,578,585
5.25%, 8/15/43	4,000	4,484,390
Stearns, MN:
4.00%, 12/1/46	12,070	11,934,849
4.00%, 12/1/53	12,735	12,162,536
Sulphur Springs Independent School District, TX, (PSF Guaranteed), 4.625%, 2/15/56	4,000	4,002,837
Tamalpais Union High School District, CA, (Election of 2024), 4.00%, 8/1/44	9,495	9,742,094
Terrell Independent School District, TX, (PSF Guaranteed):
5.25%, 8/1/42	2,000	2,231,534
5.25%, 8/1/43	2,600	2,888,290
5.25%, 8/1/44	3,000	3,310,556
5.25%, 8/1/45	1,040	1,138,631
Tigard-Tualatin School District No. 23J, OR, 5.00%, 6/15/44	6,000	6,606,225
Walled Lake Consolidated School District, MI, 5.00%, 5/1/56	2,690	2,803,383

Eaton Vance
National Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Washington, 5.00%, 8/1/46	$20,000	$ 21,453,860
Wilson School District, PA, 5.00%, 5/15/43	2,750	2,965,498
		$1,006,916,191
Hospital — 3.9%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47	$10,000	$ 10,236,669
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 5.00%, 8/15/51	11,190	11,875,745
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/41	2,580	2,583,960
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	2,045	1,919,627
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 2/15/47	9,105	8,271,056
Greenville Health System, SC, 5.00%, 5/1/39	1,225	1,225,878
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), 4.00%, 10/1/47	10,805	10,034,480
Massachusetts Development Finance Agency, (Dana Farber Cancer Institute, Inc.), 5.50%, 12/1/51	10,265	11,167,225
Massachusetts Development Finance Agency, (Mass General Brigham), 5.00%, 7/1/47	5,470	5,777,333
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	11,750	10,387,052
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/41	5,395	5,624,871
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group), 5.25%, 1/1/54	4,000	4,146,487
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.00%, 1/1/45	5,575	5,428,762
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	13,120	11,938,527
New York Dormitory Authority, (Northwell Health Obligated Group), 4.00%, 5/1/54	13,575	12,143,899
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	720	661,450
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	11,620	11,939,829
South Carolina Jobs-Economic Development Authority, (Anmed Health), 4.25%, 2/1/48	6,280	6,115,070
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/44	5,420	5,185,769
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	2,545	2,450,670
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.50%, 11/1/48	6,715	7,249,383
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
South Dakota Health and Educational Facilities Authority, (Sanford Health), 5.00%, 11/1/44	$4,290	$ 4,298,221
Utah County, UT, (IHC Health Services, Inc.), 4.00%, 5/15/47	8,565	7,772,601
		$ 158,434,564
Housing — 3.2%
Delaware Housing Authority, (FHLMC), (FNMA), (GNMA), 4.60%, 7/1/44	$1,740	$ 1,763,251
EP Cimarron Ventanas PFC, TX, (Lifestyles at Los Paseos and Lifestyles on the Reserve), 4.125%, 12/1/39	2,000	2,000,001
Georgia Housing and Finance Authority, 3.65%, 6/1/44	6,585	6,333,950
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 10/1/44	3,060	3,062,544
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/53	625	616,785
Louisiana Housing Corp., SFMR, (FHLMC), (FNMA), (GNMA), 4.60%, 12/1/50	6,850	6,789,962
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	2,000	2,109,767
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (4th and Shelby Apartments), (FNMA), 4.60%, 12/1/44	8,285	8,541,024
Michigan Housing Development Authority, SFMR:
Social Bonds, 4.50%, 12/1/40	2,855	2,923,441
Social Bonds, 4.85%, 12/1/45	2,460	2,532,846
Social Bonds, 5.00%, 6/1/46	870	899,261
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.00%, 11/1/44	405	344,909
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	1,059	994,887
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	1,762	1,634,107
(FHLMC), (FNMA), (GNMA), Series 2024-A, 4.45%, 11/1/44	585	588,428
(FHLMC), (FNMA), (GNMA), Series 2024-E, 4.45%, 11/1/44	12,130	12,201,072
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, (FHLMC), (FNMA), (GNMA), 4.45%, 9/1/48	40	39,216
North Carolina Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 4.80%, 7/1/51(5)	2,000	2,012,332
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	1,550	1,562,436
Pennsylvania Housing Finance Agency, SFMR:
Social Bonds, 4.50%, 10/1/44	3,860	3,872,101
Social Bonds, 5.15%, 10/1/45	4,780	4,968,286

Eaton Vance
National Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
South Carolina Housing Finance and Development Authority, 4.375%, 7/1/44	$2,335	$ 2,354,440
South Carolina Jobs-Economic Development Authority, (Latitude at Wescott):
4.00%, 11/1/35	3,710	3,720,923
5.00%, 11/1/35	12,580	13,282,162
South Carolina Jobs-Economic Development Authority, (Sixteenth Floor Obligated Group):
4.00%, 12/1/35	1,920	1,919,181
4.25%, 12/1/36	2,390	2,424,901
5.00%, 12/1/35	2,525	2,667,900
Texas Student Housing Corp., (University of North Texas), 6.85%, 7/1/31	10,640	10,640,000
Utah State University, 4.00%, 4/1/48	10,510	10,018,643
Vail Home Partners Corp., CO, 6.00%, 10/1/64(3)	8,000	8,373,061
Virginia Housing Development Authority:
4.05%, 10/1/44	2,900	2,924,679
4.45%, 12/1/44	1,375	1,392,167
4.625%, 12/1/49	735	744,432
5.125%, 11/1/43	140	148,272
Wisconsin Housing and Economic Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.50%, 9/1/44	3,925	3,938,467
		$ 130,339,834
Industrial Development Revenue — 1.3%
Houston, TX, (United Airlines, Inc.), (AMT), 5.50%, 7/15/37	$4,000	$ 4,330,765
Mobile County Industrial Development Authority, AL, (AM/NS Calvert LLC), (AMT), 4.75%, 12/1/54	16,925	16,420,207
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 10/1/40	10,980	11,309,329
(AMT), 6.00%, 4/1/35	7,360	8,223,187
Osceola, AR, (Plum Point Energy Associates LLC), (AMT), 4.875%, 4/1/40	6,000	6,092,953
Whiting, IN, (BP Products North America, Inc.), (AMT), 4.00% to 6/10/33 (Put Date), 12/1/44	6,250	6,372,925
		$ 52,749,366
Insured - Education — 0.6%
College of Charleston, SC, (AG), 4.375%, 4/1/55	$10,680	$ 10,742,965
Florida, (Florida State University Athletics Association), (BAM), 4.25%, 10/1/53	6,035	5,665,816
Western Michigan University, (AG), 5.25%, 11/15/54	6,500	6,845,342
		$ 23,254,123
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 0.3%
Griffin, GA, Public Utility Revenue, (BAM), 5.00%, 1/1/51	$960	$ 1,013,418
Long Island Power Authority, NY, (BAM), 5.00%, 9/1/44	5,130	5,721,167
Moreno Valley Public Financing Authority, CA, (AG), 5.25%, 5/1/56	4,500	4,891,160
		$ 11,625,745
Insured - General Obligations — 2.3%
Bristol Township School District, PA:
(BAM), 5.00%, 6/1/44	$1,975	$ 2,124,885
(BAM), 5.00%, 6/1/45	1,270	1,353,282
(BAM), 5.00%, 6/1/46	2,195	2,321,102
Fayette County School District, KY, (BAM), 5.00%, 6/1/41	10,685	11,615,722
Generation Park Management District, TX, (AG), 3.50%, 9/1/43	2,690	2,442,305
Harris County Municipal Utility District No. 165, TX:
(BAM), 3.375%, 3/1/45	695	612,194
(BAM), 3.375%, 3/1/46	2,085	1,806,666
Harris County Municipal Utility District No. 489, TX:
(BAM), Series 2024, 4.00%, 9/1/50	4,045	3,719,513
(BAM), Series 2024A, 4.00%, 9/1/50	5,920	5,443,639
Ingham Intermediate School District, MI, (AG), 4.00%, 11/1/45	2,800	2,718,923
Johnson and Miami Counties Unified School District No. 230 Spring Hills, KS, (AG), 6.00%, 9/1/43	1,145	1,330,199
Kentwood Public Schools, MI, (AG), 5.00%, 5/1/56	8,600	8,955,534
Lucia Mar Unified School District, CA, (Election of 2016), (BAM), 3.00%, 8/1/47	10,000	8,018,241
McPherson County Unified School District No. 418 McPherson, KS, (BAM), 5.25%, 9/1/56	3,030	3,191,105
Pocono Mountain School District, PA, (BAM), 5.00%, 6/15/56(5)	2,120	2,181,971
Portage Public Schools, MI, (AG), 4.625%, 11/1/50	2,550	2,573,203
Putnam County School District, FL, (BAM), 5.00%, 7/1/55	5,850	6,058,153
Sacramento City Unified School District, CA, (Election of 2020), (AG), 5.00%, 8/1/50	13,395	13,843,120
Springboro Community City School District, OH, (BAM), 5.25%, 12/1/61(5)	3,675	3,872,799
Waller Independent School District, TX, (BAM), 4.00%, 2/15/48	7,440	7,071,612
Yonkers, NY, (AG), 5.00%, 2/1/43	1,100	1,200,603
		$ 92,454,771

Eaton Vance
National Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.6%
California Health Facilities Financing Authority, (Cedars-Sinai Health System), (BAM), 4.00%, 8/15/48	$4,470	$ 4,316,494
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AG), 4.25%, 11/1/51	19,210	18,072,251
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AG), 4.00%, 8/1/54	1,590	1,421,588
		$ 23,810,333
Insured - Housing — 0.4%
Arizona Industrial Development Authority, (CHF Arizona LLC), (BAM), 5.25%, 7/1/56	$5,000	$ 5,247,980
Chester County Industrial Development Authority, PA, (University Student Housing LLC), (BAM), 4.00%, 8/1/48	7,425	6,832,665
Kentucky Bond Development Corp., (Collegiate Housing Foundation Bowling Green LLC - Western Kentucky University), (AG), 5.25%, 7/1/61	2,100	2,175,215
Knox County Health, Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.50%, 7/1/54	680	715,802
		$ 14,971,662
Insured - Lease Revenue/Certificates of Participation — 0.5%
Maryland Stadium Authority, (Baltimore City Public Schools Construction and Revitalization Program), (AG), 5.00%, 5/1/50	$8,320	$ 9,022,927
Nevada System of Higher Education, (BAM), 4.25%, 7/1/55	8,120	7,801,756
New Jersey Transportation Trust Fund Authority, (Transportation Program), (AG), 4.00%, 6/15/50	5,490	5,276,456
		$ 22,101,139
Insured - Special Tax Revenue — 2.1%
Alabama Highway Authority, (AG), 5.00%, 9/1/44	$10,000	$ 11,005,593
Downtown Revitalization Public Infrastructure District, UT:
(AG), 5.25%, 6/1/45	2,500	2,761,167
(AG), 5.50%, 6/1/50	7,425	8,114,341
Harris County-Houston Sports Authority, TX, (AG), (NPFG), 0.00%, 11/15/34	58,155	38,920,013
Houston, TX, Hotel Occupancy Tax and Special Revenue, (AG), 5.00%, 9/1/46	3,000	3,204,318
Irvine Community Facilities District No. 2013-3, CA, (Great Park), (BAM), 5.00%, 9/1/51(5)	1,050	1,130,477
Massachusetts, Dedicated Tax Revenue:
(NPFG), Escrowed to Maturity, 5.50%, 1/1/29	11,000	11,749,122
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Massachusetts, Dedicated Tax Revenue: (continued)
(NPFG), Escrowed to Maturity, 5.50%, 1/1/30	$3,080	$ 3,362,511
Park Creek Metropolitan District, CO:
(AG), 5.00%, 12/1/41	1,000	1,075,929
(AG), 5.00%, 12/1/42	1,150	1,231,943
Pasco Public Facilities District, WA, Sales Tax Revenue, (AG), 4.25%, 11/1/49	2,195	2,157,294
		$ 84,712,708
Insured - Transportation — 1.2%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 5.25%, 1/1/43	$10,450	$ 11,371,694
(AG), (AMT), 5.25%, 1/1/45	4,115	4,410,761
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	7,637,901
Houston, TX, Airport System Revenue:
(AG), (AMT), 5.25%, 7/1/48	11,890	12,451,187
(AG), (AMT), 5.25%, 7/1/53	11,900	12,387,418
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AG), (AMT), 5.00%, 3/1/49	725	731,062
		$ 48,990,023
Insured - Water and Sewer — 0.4%
Chicago, IL, Waterworks Revenue, (BAM), 5.25%, 11/1/61	$6,000	$ 6,304,508
Grants Pass, OR, Water Revenue:
(BAM), 4.125%, 4/1/46	2,300	2,309,105
(BAM), 4.125%, 4/1/47	1,545	1,533,421
(BAM), 4.125%, 4/1/50	2,370	2,313,011
(BAM), 4.25%, 4/1/55	3,150	3,086,935
		$ 15,546,980
Lease Revenue/Certificates of Participation — 3.8%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$11,745	$ 12,389,913
Brownsburg 1999 School Building Corp., IN, 5.00%, 7/15/43	500	545,732
Castle Rock, CO, 5.00%, 12/1/49	4,855	5,130,994
Clark-Pleasant Community School Building Corp., IN, 5.00%, 7/15/44	5,705	6,216,931
Jacksonville, FL:
5.00%, 10/1/42	11,600	12,843,465
5.00%, 10/1/43	9,405	10,366,497

Eaton Vance
National Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Johnson County School District No. R-VIII Knob Noster, MO, 4.50%, 4/1/46	$1,085	$ 1,096,284
Kentucky Property and Building Commission, (Project No. 135), 5.00%, 3/1/46(5)	2,000	2,165,184
Loudoun County Economic Development Authority, VA, 4.00%, 12/1/45	3,365	3,347,303
Marshall County Educational Facilities Authority, OK, (Madill Public Schools), 5.00%, 9/1/44	6,035	6,344,430
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	9,185	9,574,235
New Hampshire Business Finance Authority, (Centurion Foundation Broward Health Medical Center LLC), 5.625%, 9/15/57	5,000	5,222,957
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	12,625	13,423,360
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.125%, 6/15/50	5,645	5,399,888
5.00%, 6/15/46	6,000	6,339,356
5.25%, 6/15/50	7,000	7,461,317
2019 Series AA, 5.25%, 6/15/43	10,000	10,365,993
2022 Series CC, 5.25%, 6/15/43	5,750	6,238,039
Ontario Public Financing Authority, CA:
5.00%, 3/1/51	8,000	8,555,612
5.00%, 3/1/56	7,335	7,805,908
Orlando, FL, 5.25%, 10/1/55	5,000	5,405,982
Queen Creek, AZ, 5.00%, 10/1/51	4,325	4,539,969
Timnath, CO:
5.00%, 12/1/51	3,065	3,193,555
5.00%, 12/1/55	2,750	2,848,632
		$ 156,821,536
Other Revenue — 4.6%
Black Belt Energy Gas District, AL:
5.00%, 12/1/34	$10,750	$ 11,385,936
5.00%, 11/1/36	17,605	18,534,041
5.25%, 6/1/36	5,000	5,392,620
5.25% to 10/1/30 (Put Date), 1/1/54	11,250	11,946,549
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	18,060	18,595,208
Green Bonds, 5.00% to 8/1/32 (Put Date), 11/1/55	4,915	5,054,053
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	10,195	11,132,264
California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Natural History Foundation):
5.00%, 7/1/56(5)	6,050	6,332,684
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Natural History Foundation): (continued)
5.50%, 7/1/56(5)	$4,805	$ 5,286,542
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	250	97,500
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 9/1/30 (Put Date), 9/1/53	10,000	10,640,684
5.00% to 6/1/31 (Put Date), 12/1/53	12,500	13,347,869
5.00% to 12/1/30 (Put Date), 5/1/54	11,750	12,428,463
New York Energy Finance Development Corp., 5.00% to 12/1/33 (Put Date), 7/1/56	5,000	5,169,570
Oregon, State Lottery Revenue:
5.00%, 4/1/41	2,000	2,232,236
5.25%, 4/1/42	2,965	3,367,692
5.25%, 4/1/44	4,020	4,503,914
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	10,750	11,540,212
Southeast Energy Authority, AL:
5.00% to 2/1/31 (Put Date), 5/1/55	2,500	2,663,879
5.25% to 11/1/35 (Put Date), 11/1/55	10,000	10,829,051
Tennessee Energy Acquisition Corp., 5.00%, 12/1/35	12,385	13,107,172
Texas Municipal Gas Acquisition and Supply Corp. V, 5.00%, 4/1/36	5,285	5,594,932
		$ 189,183,071
Senior Living/Life Care — 2.3%
Connecticut Health and Educational Facilities Authority, (Fairview):
4.875%, 12/15/32(5)	$9,660	$ 9,615,029
6.25%, 12/15/53(5)	4,000	4,056,322
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.125%, 5/15/59	9,350	9,046,659
Manhattan, KS, (Meadowlark Hills), 5.50%, 6/1/55	1,200	1,227,764
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(3)	3,750	3,760,045
Montana Facility Finance Authority, (St. Johns United), 6.125%, 11/15/56(5)	5,125	5,203,012
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/40	2,500	2,501,501
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living):
4.625%, 10/1/30	3,180	3,148,956
5.25%, 10/1/30	5,110	5,088,387

Eaton Vance
National Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.25%, 11/1/46	$3,705	$ 3,891,366
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.125%, 10/1/56	3,000	3,048,391
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village):
11.50%, 7/1/27(3)	5,570	8,589,028
11.50%, 7/1/27(3)	615	664,174
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community):
5.00%, 4/1/54	1,415	1,408,880
5.25%, 4/1/51	1,000	1,030,593
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	725	728,389
6.875%, 11/15/55	190	184,333
Washington Housing Finance Commission, (Horizon House):
5.00%, 1/1/35	9,000	9,076,036
6.00%, 1/1/46	6,755	7,092,524
6.25%, 1/1/56	12,545	13,028,035
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 4.20%, 8/15/28	1,095	1,095,158
		$ 93,484,582
Special Tax Revenue — 8.6%
Aerotropolis Regional Transportation Authority, CO, 5.50%, 12/1/44(3)	$14,625	$ 15,089,799
Atlanta Development Authority, GA, (Westside Gulch Area), 5.50%, 4/1/39(3)	10,000	10,298,717
Centennial Authority, NC, 4.25%, 10/1/51(5)	3,910	3,849,677
Central Puget Sound Regional Transit Authority, WA, Sales and Motor Vehicle Excise Tax Revenue:
Green Bonds, 4.00%, 11/1/46	1,470	1,446,838
Green Bonds, 5.00%, 11/1/41	13,840	13,916,888
Connecticut, Special Tax Obligation Bonds, 5.00%, 7/1/43	5,000	5,569,668
District of Columbia, Income Tax Revenue, 5.25%, 5/1/48	13,880	14,944,046
Hampton Roads Transportation Accountability Commission, VA, 5.00%, 7/1/48	1,625	1,654,652
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/51	5,745	5,422,845
5.25%, 7/1/48	14,550	15,634,689
5.25%, 7/1/50	5,000	5,424,241
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	$10,115	$ 9,021,995
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/51	3,725	3,449,582
Miami-Dade County, FL, Transit System Sales Surtax Revenue, 5.00%, 7/1/51	15,270	15,845,513
Michigan Trunk Line Fund, 5.00%, 11/15/46	15,855	16,951,606
Mida Mountain Village Public Infrastructure District, UT, 6.00%, 6/15/54(3)	3,370	3,496,552
Nevada, Highway Improvement Revenue:
3.00%, 12/1/40	2,610	2,390,447
3.00%, 12/1/41	3,415	3,138,800
3.00%, 12/1/43	6,000	5,326,666
Series 2024C, 3.00%, 12/1/42	5,900	5,333,982
Series 2024D, 3.00%, 12/1/42	3,515	3,193,897
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	230	0
5.35%, 5/1/38(6)	80	0
5.75%, 5/1/38	280	280,290
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/38	30,355	33,958,970
5.00%, 11/1/46	13,000	13,632,665
5.25%, 5/1/46	7,500	8,235,392
5.25%, 5/1/52(4)	15,000	15,992,550
5.25%, 5/1/55	10,000	10,633,970
5.50%, 5/1/50	5,000	5,484,167
New York Dormitory Authority, Personal Income Tax Revenue, 5.25%, 3/15/47	6,000	6,538,085
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/39	8,945	9,300,448
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/49	20,030	20,831,825
New York State Urban Development Corp., Sales Tax Revenue, 5.00%, 3/15/49	9,980	10,422,164
New York Thruway Authority, 5.00%, 3/15/47	5,000	5,345,325
Oregon Department of Transportation, (Highway User Tax):
5.00%, 11/15/43	1,000	1,113,442
5.00%, 11/15/44	1,075	1,186,935
5.00%, 11/15/45	1,000	1,094,303
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	4,590	4,228,013
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/52	12,670	13,329,724

Eaton Vance
National Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	$300	$ 284,044
Series A2, 5.80%, 5/1/35	295	177,000
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	582,026
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
Series 2021A, 5.00%, 5/15/51	6,500	6,701,744
Green Bonds, 5.25%, 5/15/47	8,065	8,633,687
Triborough Bridge and Tunnel Authority, NY, Real Estate Transfer Tax Revenue, 5.25%, 12/1/54	3,705	3,953,005
Tri-County Metropolitan, OR, Payroll Tax Revenue:
3.00%, 9/1/44	10	8,586
4.00%, 9/1/49	5,000	4,805,403
Utah Transit Authority, 5.00%, 12/15/44	2,500	2,756,017
		$ 350,910,880
Transportation — 15.6%
Atlanta, GA, Airport Revenue:
Green Bonds, 5.00%, 7/1/49(4)	$10,000	$ 10,531,600
Green Bonds, (AMT), 5.25%, 7/1/41	5,820	6,345,934
Green Bonds, (AMT), 5.25%, 7/1/43	8,500	9,285,195
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/38	6,175	6,422,490
Broward County, FL, Port Facilities Revenue:
(AMT), 5.25%, 9/1/43	1,840	2,008,739
(AMT), 5.25%, 9/1/44	1,500	1,630,888
(AMT), 5.25%, 9/1/45	1,670	1,802,952
(AMT), 5.50%, 9/1/50	10,000	10,776,957
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.25%, 7/1/49	16,620	17,552,171
Charlotte, NC, Airport Revenue, 5.25%, 7/1/55	2,115	2,258,263
Chicago, IL, (O'Hare International Airport):
(AMT), 5.00%, 1/1/39	2,560	2,633,125
(AMT), 5.50%, 1/1/48	25,000	26,772,217
Columbus Regional Airport Authority, OH, (John Glenn Columbus International Airport), (AMT), 5.50%, 1/1/50	3,000	3,200,692
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
(AMT), 5.25%, 11/1/43	10,000	10,866,840
(AMT), 5.25%, 11/1/45	13,000	13,918,261
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 12/1/38	8,500	8,749,811
(AMT), 5.00%, 11/15/42	9,575	10,144,423
(AMT), 5.00%, 11/15/53	5,835	5,943,001
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Florida Department of Transportation, Turnpike System Revenue:
4.25%, 7/1/47	$2,000	$ 2,014,374
4.50%, 7/1/52	3,720	3,729,579
Greater Orlando Aviation Authority, FL, (AMT), 5.25%, 10/1/49	12,500	13,174,197
Houston, TX, Airport System Revenue:
(AMT), 5.25%, 7/1/42	5,000	5,478,431
(AMT), 5.50%, 7/1/43	2,500	2,802,180
(AMT), 5.50%, 7/1/44	3,000	3,338,277
Illinois Toll Highway Authority, 5.25%, 1/1/43	16,835	18,600,503
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority), (AMT), 5.25%, 1/1/40	5,000	5,354,213
Jacksonville Aviation Authority, FL, (AMT), 5.50%, 10/1/50	8,000	8,594,423
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/38	13,400	13,806,126
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/46	30,435	31,458,818
Green Bonds, 5.00%, 5/15/44	7,000	7,768,678
Green Bonds, 5.00%, 5/15/45	6,500	7,152,276
Green Bonds, (AMT), 5.25%, 5/15/43	7,000	7,733,117
Green Bonds, (AMT), 5.25%, 5/15/44	7,000	7,677,370
Green Bonds, (AMT), 5.25%, 5/15/45	8,000	8,700,246
Louisiana Public Facilities Authority, (I-10 Calcasieu River Bridge Public-Private Partnership), (AMT), 5.75%, 9/1/64	10,000	10,439,185
Massachusetts, (Rail Enhancement Program):
5.00%, 6/1/55	14,250	15,021,680
Sustainability Bonds, 5.00%, 6/1/53(4)	16,500	17,244,315
Metropolitan Nashville Airport Authority, TN:
(AMT), 5.00%, 7/1/45	3,000	3,185,374
(AMT), 5.00%, 7/1/46	2,500	2,631,092
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/44	15,750	16,154,046
(AMT), 5.00%, 10/1/50	2,250	2,316,602
(AMT), 5.25%, 10/1/41	1,000	1,110,557
(AMT), 5.25%, 10/1/42	1,000	1,105,163
(AMT), 5.50%, 10/1/43	750	844,562
(AMT), 5.50%, 10/1/44	1,000	1,117,746
(AMT), 5.50%, 10/1/45	1,530	1,695,363
Minneapolis-St. Paul Metropolitan Airports Commission, MN, (AMT), 5.25%, 1/1/49	7,175	7,556,178
New Jersey Turnpike Authority, 5.00%, 1/1/44	8,400	9,183,828

Eaton Vance
National Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York State Thruway Authority, 5.00%, 1/1/51	$240	$ 252,668
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AMT), 6.00%, 6/30/54	5,765	6,045,316
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	3,985	3,984,792
Oklahoma Turnpike Authority:
5.50%, 1/1/53	12,500	13,348,300
5.50%, 1/1/54	7,000	7,665,101
Pennsylvania Turnpike Commission:
4.25%, 12/1/44	2,690	2,753,288
5.00%, 12/1/53	10,000	10,385,610
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/42	6,250	6,311,596
Port Authority of New York and New Jersey:
5.00%, 9/1/38	4,800	5,076,078
(AMT), 5.00%, 12/1/44	2,000	2,121,946
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/44	7,440	7,647,100
(AMT), 5.00%, 7/1/45	11,810	12,148,296
Green Bonds, (AMT), 5.25%, 7/1/43	17,945	19,525,520
Green Bonds, (AMT), 5.25%, 7/1/54	2,500	2,612,611
Port of Seattle, WA:
(AMT), 5.00%, 5/1/43	11,490	11,595,077
(AMT), 5.00%, 4/1/44	8,615	8,816,743
(AMT), 5.00%, 8/1/46	11,915	12,285,000
(AMT), 5.25%, 10/1/41	4,500	4,979,022
(AMT), 5.25%, 10/1/42	5,000	5,505,396
(AMT), 5.25%, 10/1/43	3,000	3,288,599
Public Finance Authority, WI, (Georgia SR 400 Express Lanes), (AMT), 5.75%, 6/30/60	21,745	22,794,801
Sacramento County, CA, Airport System Revenue, (AMT), 5.25%, 7/1/50	3,000	3,175,829
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/42	6,595	6,661,931
(AMT), 5.00%, 7/1/46	9,640	9,918,362
(AMT), 5.25%, 7/1/44	4,000	4,366,582
(AMT), 5.25%, 7/1/48	16,260	16,469,785
San Diego County Regional Airport Authority, CA, (San Diego International Airport):
(AMT), 5.00%, 7/1/48	14,825	15,250,064
(AMT), 5.25%, 7/1/44	1,000	1,097,980
(AMT), 5.25%, 7/1/50	5,000	5,293,048
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.50%, 5/1/43	$7,155	$ 7,891,926
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/48	1,255	1,259,177
Triborough Bridge and Tunnel Authority, NY, (LOC: U.S. Bank, N.A.), 3.30%, 1/1/31(1)	10,000	10,000,000
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), (AMT), 5.75%, 12/1/50	975	1,066,693
		$ 639,426,295
Water and Sewer — 10.3%
Allegheny County Sanitary Authority, PA, 5.00%, 12/1/50	$1,950	$ 2,047,661
Atlanta, GA, Water and Wastewater Revenue, Green Bonds, 5.00%, 11/1/51	2,275	2,424,022
Aurora, CO, Water Revenue, 5.00%, 8/1/49	8,265	8,735,357
Beaufort-Jasper Water and Sewer Authority, SC, 4.00%, 3/1/50	1,375	1,335,454
Boise City, ID, Water Renewal Revenue:
4.00%, 9/1/51	700	670,415
4.00%, 9/1/55	1,250	1,167,244
Charleston, SC, Waterworks and Sewer System Revenue, Series 2022, 5.00%, 1/1/47	4,835	5,111,460
Dallas, TX, Waterworks and Sewer System Revenue, 4.25%, 10/1/51	5,160	5,087,494
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/43	11,950	13,247,645
District of Columbia Water and Sewer Authority:
(SPA: Bank of America, N.A.), 2.90%, 10/1/60(1)	39,210	39,210,000
Green Bonds, 5.25%, 10/1/50	5,000	5,417,601
Eugene, OR, Electric Utility System Revenue:
4.50%, 8/1/51	2,790	2,816,220
5.00%, 8/1/55	4,405	4,642,779
Fort Lauderdale, FL, Water and Sewer Revenue, 5.50%, 9/1/48	10,350	11,338,928
Fuquay-Varina, NC, Combined Utilities Revenue:
3.00%, 6/1/39	1,110	1,035,034
3.00%, 6/1/40	1,540	1,411,200
Grand Strand Water and Sewer Authority, SC, 4.00%, 6/1/51	775	747,577
Greensboro, NC, Combined Enterprise System Revenue, 4.375%, 6/1/56	8,335	8,307,224
Greenville County Metropolitan Sewer Subdistrict, SC, 4.00%, 6/1/54	2,135	1,978,560
Holly Springs, NC, 5.00%, 11/1/48	465	499,223

Eaton Vance
National Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Honolulu City and County, HI, Wastewater System Revenue, Green Bonds, 5.25%, 7/1/54	$2,580	$ 2,742,385
JEA, FL, Water and Sewer System Revenue, 5.50%, 10/1/54	10,425	11,260,860
King County, WA, Sewer Improvement and Refunding Revenue, (SPA: U.S. Bank, N.A.), 2.85%, 1/1/65(1)	60,000	60,000,000
King County, WA, Sewer Revenue, 5.00%, 7/1/56	24,265	25,644,043
Massachusetts Water Resources Authority, (SPA: U.S. Bank, N.A.), 2.80%, 8/1/29(1)	20,000	20,000,000
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/46	5,300	5,762,555
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/47	7,910	8,353,151
5.00%, 6/15/48	14,595	15,494,953
5.00%, 6/15/49	6,150	6,493,123
5.00%, 6/15/50	2,430	2,500,975
5.00%, 6/15/51	8,890	9,346,463
5.25%, 6/15/48	13,500	14,439,847
5.25%, 6/15/53	4,000	4,258,205
North Texas Municipal Water District, TX, 4.50%, 6/1/56	3,570	3,513,986
Oklahoma Water Resources Board, (Clean Water Program):
5.00%, 4/1/45	1,685	1,825,830
5.00%, 4/1/46	2,260	2,428,589
Peace River Manasota Regional Water Supply Authority, FL:
4.00%, 10/1/54	5,750	5,288,784
5.25%, 10/1/43	5,000	5,566,905
5.25%, 10/1/45	3,500	3,831,209
5.25%, 10/1/46	4,005	4,362,405
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.25%, 7/1/47	16,105	17,434,448
Portland, OR, Sewer System Revenue:
5.00%, 12/1/47	4,895	5,161,593
5.00%, 10/1/49	5,000	5,290,628
San Antonio, TX, Water System Revenue, 5.00%, 5/15/42	9,000	9,972,478
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	4,690	4,914,727
Seattle, WA, Drainage and Wastewater Revenue:
5.00%, 6/1/56	24,945	26,290,429
5.25%, 5/1/50	810	877,326
Suffolk County Water Authority, NY, 3.00%, 6/1/45	2,980	2,499,355
Tarrant Regional Water District, TX, Water Revenue, 4.00%, 3/1/54	5,150	4,806,042
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Virginia Beach, VA, Water and Sewer System Revenue, 4.00%, 10/1/46	$3,035	$ 3,007,198
Washington Suburban Sanitary District, MD, 2.125%, 6/1/38	10,740	8,834,802
		$ 419,434,392
Total Tax-Exempt Municipal Obligations (identified cost $3,948,200,875)		$4,050,460,630

Taxable Municipal Obligations — 2.1%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(2)	$8,071	$ 1,452,794
		$ 1,452,794
Electric Utilities — 0.1%
San Antonio, TX, Electric and Gas Systems Revenue, 5.469%, 2/1/45	$3,675	$ 3,698,737
		$ 3,698,737
General Obligations — 0.4%
King County, WA, Sustainability Bonds, 2.16%, 12/1/32	$15,000	$ 13,142,658
New York, NY, 5.372%, 10/1/51	4,765	4,573,397
		$ 17,716,055
Insured - Transportation — 1.2%
Alameda Corridor Transportation Authority, CA:
(AG), 0.00%, 10/1/43	$14,170	$ 5,100,652
(AMBAC), 0.00%, 10/1/26	14,395	14,229,446
(AMBAC), 0.00%, 10/1/27	22,355	21,094,437
(AMBAC), Escrowed to Maturity, 0.00%, 10/1/26	8,105	8,023,692
		$ 48,448,227
Lease Revenue/Certificates of Participation — 0.0%†
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$615	$ 622,878
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	300	303,822
		$ 926,700

Eaton Vance
National Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 0.3%
Foothill/Eastern Transportation Corridor Agency, CA, 4.094%, 1/15/49	$15,856	$ 13,053,533
		$ 13,053,533
Total Taxable Municipal Obligations (identified cost $91,561,919)		$ 85,296,046
Total Investments — 101.9% (identified cost $4,066,407,794)		$4,162,147,208
Other Assets, Less Liabilities — (1.9)%		$ (76,606,124)
Net Assets — 100.0%		$4,085,541,084
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2026.
(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $60,363,236 or 1.5% of the Fund's net assets.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(5)	When-issued security.
(6)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
At June 30, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
California	12.3%
Texas	10.8%
Others, representing less than 10% individually	78.1%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2026, 9.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 5.0% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at June 30, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
National Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

At June 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 26,390,532	$ —	$ 26,390,532
Tax-Exempt Municipal Obligations	—	4,050,460,630	—	4,050,460,630
Taxable Municipal Obligations	—	85,296,046	—	85,296,046
Total Investments	$—	$4,162,147,208	$—	$4,162,147,208
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.